UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® High Income Municipal Trust

5/31/10

CXE-SEM

MFS® High Income Municipal Trust

New York Stock Exchange Symbol: CXE

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and many have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process. Complicating that debate late in the period was the emergence of the European debt crisis and worries about whether this crisis could derail the global recovery.

While hurdles remain, we believe that the global economy is proceeding on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top five industries reflecting equivalent exposure of derivative positions (i)
Healthcare Revenue — Hospitals	23.5%
Healthcare Revenue — Long Term Care	15.1%
Utilities — Investor Owned	6.8%
Tax Assessment	6.2%
Tobacco	5.2%

Portfolio structure reflecting equivalent exposure of derivative positions (i)(j)

Composition including fixed income credit quality (a)(i)
AAA	9.2%
AA	16.7%
A	10.6%
BBB	26.8%
BB	7.3%
B	2.3%
CCC	1.3%
Other	25.8%

Portfolio facts (i)
Average Duration (d)	13.3
Average Effective Maturity (m)	19.5 yrs.

Portfolio Composition – continued

(a)	Included in the rating categories are: debt securities, which have long-term public ratings. All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Any equity securities are listed separately. The “Other” category includes cash, other assets, liabilities (including any derivative offsets), short-term and unrated debt securities. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g. AAA). All ratings are subject to change.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.

(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (16.4)%, which reduce the fund’s interest exposure but not its credit exposure.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets, including the value of auction preferred shares, as of 5/31/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Late in the period, though, heightened risk surrounding the public-debt profiles of several of the peripheral European countries caused risky asset valuations to retrench considerably.

Headline risk will likely continue to be a source of volatility in the municipal bond market as issuers prepare and finalize their 2011 fiscal year budgets. Heightened sensitivity to sovereign risk issues has exacerbated the market’s concerns about the state of municipal finance, giving rise to comparisons to peripheral European issuers that we feel divert investor attention from the fundamental solvency and sustainability of the majority of municipal issuers. We think it will take time for spending cuts to catch up with reduced revenue and for deficits to abate, and we recognize the challenges posed by unfunded liabilities, exhaustion of Federal stimulus monies, and a variety of other factors. Nevertheless, we feel that municipal bond issuers’ revenues are beginning to stabilize.

INVESTMENT OBJECTIVE, PRINCIPAL

INVESTMENT STRATEGIES AND RISKS

OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income exempt from federal income tax, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

The fund invests, under normal market conditions, at least 80% of its net assets, including assets attributable to preferred shares and borrowings for investment purposes, in tax-exempt bonds and tax-exempt notes. This policy may not be changed without shareholder approval. Tax-exempt bonds and tax-exempt notes are municipal instruments, the interest of which is exempt from federal income tax. Interest from the fund’s investments may be subject to the federal alternative minimum tax. MFS may also invest in taxable instruments.

MFS may invest 25% or more of the fund’s total assets in municipal instruments that finance similar projects, such as those relating to education, healthcare, housing, utilities, water, or sewers.

MFS may invest up to 100% of the fund’s assets in lower quality debt instruments.

MFS may invest a relatively high percentage of the fund’s assets in the debt instruments of a single issuer or a small number of issuers.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

The fund uses leverage through the issuance of preferred shares and/or the creation of tender option bonds, and then investing the proceeds pursuant to its investment strategies. If approved by the fund’s Board of Trustees, the fund may use leverage by other methods.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Principal Risks

The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Municipal instruments can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes and the financial condition of the issuers and/or insurers of municipal instruments. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicators upon whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. To the extent that investments are purchased with the proceeds from the issuance of preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. To the extent that the fund participates in the creation of tender option bonds, it will hold more concentrated positions in individual securities and so its performance may be more volatile than the performance of more diversified funds. A tender option bond issue may terminate upon the occurrence of certain enumerated events, which would result in a reduction in the fund’s leverage. In connection with the creation of tender option bonds and for other investment purposes, the fund may invest in inverse floating rate instruments, whose potential income return is inversely related to changes in a floating interest rate. Inverse floating rate instruments may provide investment leverage and be more volatile than other debt instruments. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov and on the MFS Web site at mfs.com.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase common and/or preferred shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO MANAGERS’ PROFILES

Gary Lasman	—	Investment Officer of MFS; employed in the investment area of MFS since 2002. Portfolio manager of the fund since June 2007.

Geoffrey Schechter	—	Investment Officer of MFS; employed in the investment area of MFS since 1993. Portfolio manager of the fund since June 2007.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

DIVIDEND REINVESTMENT AND

CASH PURCHASE PLAN

The fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) that allows common shareholders to reinvest either all of the distributions paid by the fund or only the long-term capital gains. Generally, purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a price of either the net asset value or 95% of the market price, whichever is greater. You can also buy shares on a quarterly basis in any amount $100 and over. The Plan Agent will purchase shares under the Cash Purchase Plan on the 15th of January, April, July, and October or shortly thereafter.

If shares are registered in your own name, new shareholders will automatically participate in the Plan, unless you have indicated that you do not wish to participate. If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the fund. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. Dividends and capital gains distributions are taxable whether received in cash or reinvested in additional shares – the automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

You may withdraw from the Plan at any time by going to the Plan Agent’s website at www.computershare.com, by calling 1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078. Please have available the name of the fund and your account number. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of three ways: your full shares will be held in your account, the Plan Agent will sell your shares and send the proceeds to you, or you may transfer your full shares to your investment professional who can hold or sell them. Additionally, the Plan Agent will sell your fractional shares and send the proceeds to you.

If you have any questions or for further information or a copy of the Plan, contact the Plan Agent Computershare Trust Company, N.A. (the Transfer Agent for the fund) at 1-800-637-2304, at the Plan Agent’s website at www.computershare.com, or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078.

PORTFOLIO OF INVESTMENTS

5/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 160.6%
Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 4.3%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	$610,000	$318,645
Denver, CO, City & County Airport, “B”, ETM, 6.125%, 2025 (c)	2,840,000	2,847,553
Denver, CO, City & County Airport, “C”, ETM, 6.125%, 2025 (c)	2,280,000	2,841,244
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.375%, 2025	125,000	126,493
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.75%, 2035	365,000	370,821

		$6,504,756
General Obligations - General Purpose - 0.4%
Luzerne County, PA, AGM, 6.75%, 2023	$570,000	$616,106
New York, NY, “H”, 6%, 2017	5,000	5,016

		$621,122
General Obligations - Improvement - 0.3%
Guam Government, “A”, 6.75%, 2029	$175,000	$189,204
Guam Government, “A”, 7%, 2039	200,000	216,657

		$405,861
General Obligations - Schools - 2.7%
Beverly Hills, CA, Unified School District, Capital Appreciation (Election of 2008), 0%, 2029	$2,805,000	$1,058,746
Beverly Hills, CA, Unified School District, Capital Appreciation (Election of 2008), 0%, 2031	350,000	115,700
Beverly Hills, CA, Unified School District, Capital Appreciation (Election of 2008), 0%, 2032	355,000	109,701
Beverly Hills, CA, Unified School District, Capital Appreciation (Election of 2008), 0%, 2033	715,000	207,192
Irving, TX, Independent School District, Capital Appreciation, “A”, PSF, 0%, 2018	1,000,000	784,319
Los Angeles, CA, Unified School District, “D”, 5%, 2034	210,000	213,518
Placer, CA, Unified School District, Capital Appreciation, “A”, FGIC, 0%, 2019	1,700,000	1,095,939
San Jacinto, TX, Community College District, 5.125%, 2038	550,000	577,599

		$4,162,714
Healthcare Revenue - Hospitals - 37.9%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$560,000	$583,682
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	565,000	465,159

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	$835,000	$658,055
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	220,000	228,358
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	125,000	130,470
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	1,000,000	941,950
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	1,545,000	1,594,224
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “L”, ASSD GTY, 5.25%, 2041	1,130,000	1,145,944
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	375,000	300,368
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	745,000	755,765
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	75,000	77,369
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	835,000	859,006
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	1,000,000	1,145,980
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), 5%, 2038	750,000	494,648
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	120,000	103,147
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	235,000	267,049
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	1,750,000	2,263,415
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047 (f)	2,300,000	2,296,067
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	1,700,000	1,711,475
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	535,000	427,497
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	620,000	712,343
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	615,000	643,696
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	145,000	147,623
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,255,000	2,114,626

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	$1,220,000	$1,208,251
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	575,000	588,938
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	535,000	517,714
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2031	1,455,000	1,424,721
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	375,000	407,119
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	125,000	135,784
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	735,000	754,992
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	565,000	552,943
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,125,000	1,063,238
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	1,685,000	1,769,301
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	420,000	411,167
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	80,000	74,714
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	75,000	69,006
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	945,000	1,085,266
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	150,000	152,177
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	500,000	493,010
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	420,000	371,284
Mississippi Hospital Equipment & Facilities Authority Rev. (South Central Regional Medical Center), 5.25%, 2026	400,000	378,056
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	155,000	145,131
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	800,000	741,472
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	745,000	764,176

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	$350,000	$391,923
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	50,000	50,454
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	800,000	704,352
New Hanover County, N.C., Hospital Rev., AGM, 5.125%, 2031	1,130,000	1,167,584
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	700,000	707,161
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	365,000	341,045
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	245,000	273,947
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	150,000	164,748
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	195,000	165,093
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	115,000	99,536
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	305,000	249,237
North Carolina Medical Care Commission (Stanly Health Services, Inc.), 6.375%, 2029	1,915,000	1,919,405
Ohio Higher Education Facilities Rev. (Ashland University Project), 6.25%, 2024	745,000	742,966
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,405,000	1,559,395
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	200,000	224,348
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	1,280,000	1,369,075
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	1,615,000	1,448,558
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	840,000	951,577
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	660,000	788,113
Salida, CO, Hospital District Rev., 5.25%, 2036	945,000	766,546
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	120,000	118,214
South Carolina Jobs & Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2012 (c)	380,000	421,675
South Carolina Jobs & Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2023	1,370,000	1,385,892
South Lake County, FL, Hospital District Rev. (South Lake Hospital), 6.375%, 2034	500,000	508,690

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	$175,000	$179,807
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	100,000	102,787
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	225,000	225,056
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	898,410
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), RADIAN, 5%, 2017	345,000	343,523
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	225,000	200,909
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046	475,000	408,500
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center), “A”, 5.75%, 2029	2,000,000	2,006,300
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	290,000	272,191
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	235,000	220,139
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	560,000	601,272
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	525,000	538,167
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.75%, 2029	1,000,000	1,003,750
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	865,000	767,558
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	500,000	473,875

		$57,938,154
Healthcare Revenue - Long Term Care - 24.3%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), 6%, 2037	$120,000	$121,277
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 5.9%, 2025	1,000,000	838,140
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	500,000	442,615
Boston, MA, Industrial Development Financing Authority Rev. (Springhouse, Inc.), 5.875%, 2020	255,000	249,403
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,000,000	944,290

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	$120,000	$104,352
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	155,000	125,896
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 8.25%, 2010 (c)	925,000	974,275
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	750,000	861,143
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	1,495,000	1,346,681
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	530,000	442,794
Colorado Health Facilities Authority Rev. (American Housing Foundation, Inc.), 8.5%, 2011 (c)	455,000	503,690
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,400,000	1,178,142
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “A”, 6.125%, 2038	150,000	153,590
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	400,000	360,808
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	890,000	902,683
Fulton County, GA, Residential Care Facilities (Lenbrook Project), “A”, 5.125%, 2042	550,000	352,517
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	750,000	673,718
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc.), “A”, 5%, 2029	1,000,000	707,390
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.625%, 2030	85,000	88,653
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.75%, 2043	420,000	438,098
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	105,000	118,238
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	180,000	201,793
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7.125%, 2014 (c)	500,000	603,155
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	250,000	200,953
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 5.875%, 2019	645,000	589,053
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 6%, 2029	775,000	640,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	$1,050,000	$1,041,936
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	1,120,000	965,429
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,250,000	1,062,388
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	725,000	666,804
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	150,000	126,363
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	870,000	965,413
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	510,000	470,842
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,209,072
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	565,000	346,328
Kent County, DE, Assisted Living (Heritage at Dover LLC), 7.625%, 2030	1,525,000	1,302,655
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	690,000	690,324
Marion, IA, Health Care Facilities Rev., First Mortgage (AHF/Kentucky-Iowa, Inc.), 8%, 2029	546,000	546,912
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	895,000	774,909
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,195,000	1,070,672
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	240,000	178,968
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	60,000	43,158
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	300,000	295,866
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	100,000	100,246
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	100,000	103,528
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	150,000	156,015
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5.65%, 2024	600,000	521,388
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board, First Mortgage, 8.5%, 2029	1,116,000	1,118,645
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	203,203

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	$750,000	$579,990
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	205,000	184,051
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	830,000	697,947
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	50,000	44,248
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), “A”, 8.25%, 2010 (c)	925,000	966,930
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	140,000	124,522
Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023	1,740,000	1,349,944
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2034	465,000	449,404
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	450,000	439,929
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	365,000	282,744
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	335,000	235,435
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	300,000	235,440
St. John’s County, FL, Industrial Development Authority (Glenmoor Project), “A”, 5.25%, 2026	500,000	405,915
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	65,000	65,252
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	525,000	523,887
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	980,000	978,814
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	110,000	111,367
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	165,000	167,100
Washington County, PA, Industrial Development Authority Rev., First Mortgage (AHF/Central Project), 8.5%, 2029	1,186,000	1,188,455

		$37,155,935
Healthcare Revenue - Other - 0.6%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$800,000	$928,648

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - 4.3%
Alliance Airport Authority, Inc., TX (American Airlines, Inc.), 5.25%, 2029	$1,015,000	$671,514
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	1,335,000	980,090
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	255,000	273,062
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	190,000	198,330
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	1,000,000	676,200
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 7%, 2029	250,000	249,590
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,170,000	1,088,252
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033	750,000	788,475
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	475,000	482,391
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	200,000	202,934
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	1,005,000	1,019,361

		$6,630,199
Industrial Revenue - Chemicals - 1.5%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$600,000	$570,000
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	825,000	921,599
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	840,000	831,734

		$2,323,333
Industrial Revenue - Environmental Services - 1.4%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$270,000	$281,367
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	845,000	841,316
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	500,000	500,520
Gulf Coast Waste Disposal Authority, TX (Waste Management, Inc.), “A”, 5.2%, 2028	465,000	465,577

		$2,088,780

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Metals - 0.3%
State of Indiana Finance Authority, Environmental Rev. (U.S. Steel Corp.), 6%, 2026	$495,000	$505,440

Industrial Revenue - Other - 3.7%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$450,000	$358,502
California Statewide Communities, Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)	66,932	6,693
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	500,000	501,170
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	600,000	576,708
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	250,000	262,428
Michigan Strategic Fund Rev. (Michigan Sugar Co.), “A”, 6.25%, 2015	1,250,000	1,197,825
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,500,000	1,227,105
Virgin Islands Government Refinery Facilities Rev. (Hovensa Coker Project), 6.5%, 2021	375,000	383,426
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	600,000	604,824
Will-Kankakee, IL, Regional Development Authority Rev. (Flanders Corp.), 6.5%, 2017	555,000	543,062

		$5,661,743
Industrial Revenue - Paper - 2.2%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$400,000	$383,224
Courtland, AL, Industrial Development Board Rev. (International Paper Co.), “B”, 6.25%, 2025	1,000,000	1,007,000
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	1,270,000	1,117,181
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	370,000	301,461
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (Mead Westvaco Coated Board Project), 6.35%, 2035	550,000	513,585

		$3,322,451
Miscellaneous Revenue - Entertainment & Tourism - 1.4%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 5.6%, 2013 (n)	$640,000	$646,982
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	155,000	159,926

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - continued
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	$100,000	$103,001
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	75,000	77,265
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	800,000	592,008
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	527,999	1,584
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	40,000	44,732
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	30,000	33,156
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	125,000	139,234
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	365,000	332,062

		$2,129,950
Miscellaneous Revenue - Other - 1.8%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$395,000	$363,598
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	500,000	475,505
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	640,000	548,672
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	1,065,000	1,105,843
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	300,000	265,734

		$2,759,352
Multi-Family Housing Revenue - 7.3%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$750,000	$728,768
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032	735,000	311,493
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	1,000,000	1,047,980
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	705,000	667,910
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	1,000,000	985,580
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (b)	1,391,204	1,105,590
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “C”, 8%, 2032	355,000	332,624

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Multi-Family Housing Revenue - continued
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	$385,000	$364,087
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	750,000	587,985
MuniMae TE Bond Subsidiary LLC, 7.75%, 2050 (b)(z)	2,000,000	1,640,180
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	1,250,000	1,209,238
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	546,075	518,383
Texas Department of Housing & Community Affairs (Pebble Brook Apartments), FNMA, 5.5%, 2018	995,000	999,418
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	810,000	673,321

		$11,172,557
Sales & Excise Tax Revenue - 0.9%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$750,000	$475,163
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	845,000	864,080

		$1,339,243
Single Family Housing - Local - 1.8%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$808,381	$796,304
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	2,000,000	2,029,920

		$2,826,224
Single Family Housing - State - 3.5%
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	$1,655,000	$1,751,652
Iowa Finance Authority, Single Family Mortgage Rev., “E”, 5.4%, 2032	1,050,000	1,094,321
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	760,000	769,599
Oklahoma Housing Finance Agency Rev. (Homeownership Loan Program), “C”, GNMA, 5%, 2026	1,025,000	1,029,613
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	260,000	266,380
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	435,000	441,712

		$5,353,277
Solid Waste Revenue - 0.4%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$125,000	$126,393

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Solid Waste Revenue - continued
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	$500,000	$470,170

		$596,563
State & Agency - Other - 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$97,318

State & Local Agencies - 6.3%
California Public Works Board Lease Rev., Department of Mental Health (Coalinga), “A”, 5.5%, 2019	$1,000,000	$1,046,970
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	1,090,000	1,001,830
Louisiana Military Department Custody Receipts, 5%, 2024	1,500,000	1,540,695
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	1,025,000	1,053,926
New York Urban Development Corp. (University Facilities Grants), 5.875%, 2021	1,000,000	1,160,870
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	500,000	478,375
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	170,000	179,314
Puerto Rico Public Finance Corp., “E”, 6%, 2026	1,645,000	2,118,415
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	155,000	195,241
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033	840,000	916,994

		$9,692,630
Tax - Other - 1.3%
Dallas County, TX, Flood Control District, 7.25%, 2032	$1,000,000	$1,044,350
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	560,000	597,940
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	255,000	279,748

		$1,922,038
Tax Assessment - 10.0%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$455,000	$478,619
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	345,000	259,688
Celebration Community Development District, FL, “A”, 6.4%, 2034	920,000	928,777
Channing Park Community Development District, FL, 5.3%, 2038	540,000	359,467
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	450,000	431,825
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	196,153
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	175,000	155,055

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	$120,000	$60,677
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	700,000	454,825
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	395,000	324,465
Homestead, FL, Community Development District, Special Assessment, “A”, 6%, 2037	470,000	286,742
Homestead, FL, Community Development District, Special Assessment, “B”, 5.9%, 2013	220,000	134,224
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	750,000	751,425
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.9%, 2013 (c)	445,000	520,223
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	500,000	430,905
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	795,000	532,618
Northwest Metropolitan District No. 3, CO, 6.25%, 2035	500,000	387,300
Oakmont Grove Community Development District, FL, “A”, 5.4%, 2038 (d)	500,000	185,000
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	165,000	153,947
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	300,000	290,010
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,971,000	1,665,456
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2023	300,000	281,292
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., AGM, 0%, 2019	1,910,000	1,239,781
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., AGM, 0%, 2022	1,910,000	1,040,835
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039 (d)	1,200,000	396,996
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	260,000	146,970
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	290,000	130,500
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	760,000	629,972
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	235,000	155,831

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	$749,000	$547,751
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037 (a)	730,000	321,200
Westchester, FL, Community Development District No. 1 (Community Infrastructure), 6.125%, 2035	425,000	336,426
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (d)	1,210,000	499,113
Wyandotte County-Kansas City, KS, Unified Government Transportation Development District (Legends Village West Project), 4.875%, 2028	765,000	549,790

		$15,263,858
Tobacco - 8.2%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$3,905,000	$3,156,646
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	635,000	484,689
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	3,030,000	2,154,936
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	1,330,000	1,484,386
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	560,000	450,240
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	2,310,000	160,083
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	2,375,000	1,765,741
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	230,000	158,102
Rhode Island Tobacco Settlement Authority, 6%, 2023	1,820,000	1,851,377
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	1,020,000	671,129
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	250,000	252,185

		$12,589,514
Toll Roads - 3.6%
Bay Area Toll Authority, CA, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2034	$1,850,000	$1,907,887
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, 0%, 2010 (c)	8,750,000	1,331,225
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 2018	1,500,000	957,465
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0%, 2033	1,830,000	1,382,620

		$5,579,197

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - 8.1%
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	$685,000	$706,584
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,650,000	1,765,797
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	104,267
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,500,000	1,715,025
Grand Valley, MI, State University Rev., 5.5%, 2027	175,000	186,891
Grand Valley, MI, State University Rev., 5.625%, 2029	85,000	90,925
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	330,000	312,114
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	590,000	614,037
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	195,000	200,604
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	315,000	358,533
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	920,000	972,109
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	1,680,000	1,742,076
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	2,370,000	2,497,980
University of Southern Indiana Rev., Student Fee, “J”, ASSD GTY, 5.75%, 2028	370,000	411,747
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	275,000	296,698
University of Southern Mississippi, Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	100,000	107,806
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	355,000	371,170

		$12,454,363
Universities - Dormitories - 0.7%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$1,015,000	$829,793
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	100,000	99,525
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	145,000	145,100

		$1,074,418

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - 2.2%
California Statewide Communities Development Authority Rev., COP (Crossroads Schools for the Arts & Sciences), 6%, 2028	$1,140,000	$1,129,945
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	320,000	321,104
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	200,000	200,762
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	225,000	159,095
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	250,000	259,713
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	695,000	517,337
Massachusetts Industrial Finance Agency (Cambridge Friends School), 5.8%, 2028	1,000,000	840,200

		$3,428,156
Utilities - Cogeneration - 0.7%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	$645,000	$650,786
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	485,073

		$1,135,859
Utilities - Investor Owned - 10.9%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	$180,000	$171,833
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	645,000	372,462
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (b)	60,000	44,969
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	2,575,000	2,582,030
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	310,000	343,663
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “B”, 5.9%, 2030	1,250,000	1,212,488
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	625,000	625,463
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	950,000	1,034,617
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	1,005,000	1,107,651

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	$105,000	$112,001
Matagorda County, TX, Navigation District No. 1 Pollution Control Rev. (AEP - Texas Central Co.), 5.125%, 2030 (b)	1,500,000	1,546,830
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	2,000,000	2,007,480
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	249,148
Ohio Air Quality Development Authority Rev. (Columbus Southern Power Co.), “B”, 5.8%, 2038	275,000	288,291
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	665,000	712,634
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	260,000	277,872
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	765,000	851,567
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,295,000	1,310,618
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), NATL, 4.45%, 2020	530,000	518,287
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	240,000	120,206
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	205,000	195,699
Sweetwater County, WY, Pollution Control Rev. (Idaho Power Co.), 5.25%, 2026	690,000	732,028
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	270,000	270,867

		$16,688,704
Utilities - Other - 4.0%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$180,240
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	650,000	713,804
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	430,000	421,705
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 2019	425,000	426,169
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	290,000	305,216
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	35,000	38,236
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	2,185,000	2,152,028
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	550,000	538,775
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	730,000	710,918

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	$75,000	$72,583
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	215,000	205,916
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	310,000	288,638

		$6,054,228
Water & Sewer Utility Revenue - 3.5%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$465,000	$515,001
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	755,000	790,983
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	160,000	167,917
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	645,000	767,189
Guam Government Waterworks Authority, Water & Wastewater Rev., 5.875%, 2035	1,125,000	1,133,021
New Hampshire Industrial Development Authority Rev. (Pennichuck Water Works, Inc.), ETM, 7.5%, 2018 (c)	280,000	331,486
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	1,010,000	1,024,453
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	800,000	699,784

		$5,429,834
Total Municipal Bonds (Identified Cost, $251,344,530)		$245,836,419

Money Market Funds (v) - 0.9%
MFS Institutional Money Market Portfolio, 0.24%, at Cost and Net Asset Value	1,321,178	$1,321,178
Total Investments (Identified Cost, $252,665,708)		$247,157,597

Other Assets, Less Liabilities - 2.2%		3,382,649
Preferred Shares (Issued by the Fund) - (63.7)%		(97,500,000)
Net Assets applicable to common shares - 100.0%		$153,040,246

(a)	Non-income producing security.

(b)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(d)	Non-income producing security – in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,619,032, representing 1.7% of net assets applicable to common shares.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, 7.75%, 2050	5/30/00	$2,000,000	$1,640,180
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	556,951	518,383
Total Restricted Securities			$2,158,563
% of Net Assets Applicable to Common Shares			1.4%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 5/31/10

Futures Contracts Outstanding at 5/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	276	$33,085,500	Sep-10	$113,315
U.S. Treasury Bond 30 yr (Short)	USD	66	8,095,313	Sep-10	86,910

					$200,225

At May 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $251,344,530)	$245,836,419
Underlying funds, at cost and value	1,321,178
Total investments, at value (identified cost, $252,665,708)		$247,157,597
Receivables for
Investments sold	811,788
Interest	4,399,936
Other assets	25,822
Total assets		$252,395,143
Liabilities
Payables for
Distributions on common shares	$133
Distributions on preferred shares	6,398
Daily variation margin on open futures contracts	117,938
Investments purchased	1,614,899
Payable to affiliates
Investment adviser	25,736
Transfer agent and dividend disbursing costs	2,399
Administrative services fee	608
Payable for independent Trustees’ compensation	7,973
Accrued expenses and other liabilities	78,813
Total liabilities		$1,854,897
Preferred shares
Series T and Series W auction preferred shares (3,900 shares issued and outstanding at $25,000 per share) at liquidation value		$97,500,000
Net assets applicable to common shares		$153,040,246
Net assets consist of
Paid-in capital – common shares	$234,608,527
Unrealized appreciation (depreciation) on investments	(5,307,886)
Accumulated net realized gain (loss) on investments	(77,634,422)
Undistributed net investment income	1,374,027
Net assets applicable to common shares		$153,040,246
Preferred shares, at liquidation value (3,900 shares issued and outstanding at $25,000 per share)		97,500,000
Net assets including preferred shares		$250,540,246
Common shares of beneficial interest outstanding		31,329,304
Net asset value per common share (net assets of $153,040,246 / 31,329,304 shares of beneficial interest outstanding)		$4.88

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$7,765,113
Dividends from underlying funds	2,106
Total investment income		$7,767,219
Expenses
Management fee	$929,973
Transfer agent and dividend disbursing costs	15,219
Administrative services fee	22,620
Independent Trustees’ compensation	15,980
Stock exchange fee	13,555
Preferred shares service fee	51,694
Custodian fee	14,285
Shareholder communications	20,107
Auditing fees	36,607
Legal fees	4,783
Miscellaneous	48,937
Total expenses		$1,173,760
Reduction of expenses by investment adviser	(409)
Net expenses		$1,173,351
Net investment income		$6,593,868
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(523,873)
Futures contracts	(1,514,470)
Net realized gain (loss) on investments		$(2,038,343)
Change in unrealized appreciation (depreciation)
Investments	$7,162,485
Futures contracts	834,005
Net unrealized gain (loss) on investments		$7,996,490
Net realized and unrealized gain (loss) on investments		$5,958,147
Distributions declared to preferred shareholders		$(192,086)
Change in net assets from operations		$12,359,929

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/10	Year ended 11/30/09
Change in net assets	(unaudited)
From operations
Net investment income	$6,593,868	$13,030,732
Net realized gain (loss) on investments	(2,038,343)	(10,704,772)
Net unrealized gain (loss) on investments	7,996,490	32,935,061
Distributions declared to preferred shareholders	(192,086)	(678,408)
Change in net assets from operations	$12,359,929	$34,582,613
Distributions declared to common shareholders
From net investment income	$(6,011,285)	$(11,258,912)
Net asset value of shares issued to common shareholders in reinvestment of distributions	$169,597	$119,589
Total change in net assets	$6,518,241	$23,443,290
Net assets applicable to common shares
At beginning of period	146,522,005	123,078,715
At end of period (including undistributed net investment income of $1,374,027 and $983,530, respectively)	$153,040,246	$146,522,005

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/10 (unaudited)		Years ended 11/30
			2009	2008	2007		2006	2005

Net asset value, beginning of period	$4.68		$3.94	$6.00	$6.73		$6.47	$6.39
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.42	$0.46	$0.52	(z)	$0.52	$0.53
Net realized and unrealized gain (loss) on investments	0.19		0.70	(2.05)	(0.74	)(z)	0.27	0.09
Distributions declared to preferred shareholders	(0.01)		(0.02)	(0.13)	(0.14)		(0.13)	(0.08)
Total from investment operations	$0.39		$1.10	$(1.72)	$(0.36)		$0.66	$0.54
Less distributions declared to common shareholders
From net investment income, common shares	$(0.19)		$(0.36)	$(0.34)	$(0.37)		$(0.40)	$(0.46)
Net asset value, end of period	$4.88		$4.68	$3.94	$6.00		$6.73	$6.47
Common share market value, end of period	$5.06		$4.75	$3.40	$5.57		$6.62	$6.42
Total return at common market value (%) (p)	10.82	(n)	52.74	(34.58)	(10.83)		9.63	7.18
Total return at net asset value (%) (j)(p)(r)(s)(t)	8.48	(n)	29.87	(29.62)	(5.52)		10.60	8.69
Ratios (%) (to average net assets applicable to common shares) and Supplemental data:
Expenses before expense reductions (f)(p)	1.56	(a)	1.78	1.79	1.55		1.54	1.55
Expenses after expense reductions (f)(p)	1.56	(a)	1.67	1.70	1.55		N/A	N/A
Expenses after expense reductions and excluding interest expense and fees (f)(l)(p)	1.56	(a)	1.66	1.61	1.55		N/A	N/A
Net investment income (p)	8.74	(a)	10.02	8.54	8.06	(z)	7.97	8.17
Portfolio turnover	6		21	39	31		32	15
Net assets at end of period (000 omitted)	$153,040		$146,522	$123,079	$187,740		$210,148	$201,666

Financial Highlights – continued

	Six months ended 5/31/10 (unaudited)		Years ended 11/30
			2009	2008	2007		2006	2005

Supplemental Ratios (%):
Net investment income available to common shares	8.49	(a)	9.50	6.06	5.88	(z)	6.01	6.88
Senior Securities:
Total preferred shares outstanding	3,900		3,900	3,900	4,800		4,800	4,800
Asset coverage per preferred share (k)	$64,241		$62,570	$56,559	$64,112		$68,781	$67,014
Involuntary liquidation preference per preferred share (o)	$25,000		$25,000	$25,000	$25,000		$25,004	$25,009
Average market value per preferred share (m)(x)	$25,000		$25,000	$25,000	$25,000		$25,000	$25,000
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities from the fund’s total assets and dividing this number by the number of preferred shares outstanding.
(l)	Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(m)	Amount excludes accrued unpaid distributions to Auction Preferred Shareholders.
(n)	Not annualized.
(o)	Effective November 30, 2007, amount excludes accrued unpaid distributions to Auction Preferred Shareholders.
(p)	Excludes dividend payment on auction preferred shares.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Prior to November 30, 2007, total return at net asset value is unaudited.
(x)	Average market value represents the approximate fair value of the fund’s liability.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the year ended November 30, 2007 that resulted in an increase of $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.16% to the net investment income ratio. The change in estimate had no impact on net assets, net asset value per share or total return.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS High Income Municipal Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund may invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as

Notes to Financial Statements (unaudited) – continued

provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$245,836,419	$—	$245,836,419
Mutual Funds	1,321,178	—	—	1,321,178
Total Investments	$1,321,178	$245,836,419	$—	$247,157,597

Other Financial Instruments
Futures	$200,225	$—	$—	$200,225

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2010:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate Contracts	Interest Rate Futures	$200,225	$—

(a)	All derivative valuations are specifically referenced within the fund’s Statement of Assets and Liabilities except for futures contracts. The value of futures contracts outstanding includes cumulative appreciation/depreciation as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2010 as reported in the Statement of Operations:

Futures Contracts
Interest Rate Contracts	$(1,514,470)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2010 as reported in the Statement of Operations:

Futures Contracts
Interest Rate Contracts	$834,005

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended May 31, 2010, custodian fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically

Notes to Financial Statements (unaudited) – continued

adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/09
Ordinary income (including any short-term capital gains)	$145,491
Tax-exempt income	11,791,829
Total distributions	$11,937,320

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/10
Cost of investments	$252,087,246
Gross appreciation	12,601,468
Gross depreciation	(17,531,117)
Net unrealized appreciation (depreciation)	$(4,929,649)

As of 11/30/09
Undistributed ordinary income	2,553
Undistributed tax-exempt income	1,235,791
Capital loss carryforwards	(76,719,888)
Other temporary differences	(254,814)
Net unrealized appreciation (depreciation)	(12,180,567)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) – continued

As of November 30, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/10	$(12,980,738)
11/30/11	(4,761,736)
11/30/12	(4,055,363)
11/30/14	(9,352,747)
11/30/15	(6,016,727)
11/30/16	(21,680,852)
11/30/17	(17,871,725)
$(76,719,888)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets (including the value of the auction preferred shares).

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses other than preferred shares service fees, such that total annual fund operating expenses do not exceed 0.95% annually of the fund’s average daily net assets (including the value of the auction preferred shares). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until November 30, 2010. For the six months ended May 31, 2010, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund’s common shares. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2010, these fees paid to MFSC amounted to $6,226.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets (including the value of the auction preferred shares). The administrative services fee incurred for the six months ended May 31, 2010 was equivalent to

Notes to Financial Statements (unaudited) – continued

an annual effective rate of 0.0182% of the fund’s average daily net assets (including the value of the auction preferred shares).

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Deferred Trustee Compensation – Prior to MFS’ appointment as investment adviser to the fund, the fund’s former independent Trustees participated in a Deferred Compensation Plan (the “Former Colonial Trustees Plan” or “Plan”). The fund’s current independent Trustees are not allowed to defer compensation under the Former Colonial Trustees Plan. Amounts deferred under the Plan are invested in shares of certain non-MFS funds selected by the former independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent Trustees’ compensation on the Statement of Assets and Liabilities is $7,942 of deferred Trustees’ compensation. There is no current year expense associated with the Former Colonial Trustees Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $908 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $409, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $14,208,220 and $14,026,116, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund reserves the right to repurchase shares of beneficial interest of the fund subject to Trustee approval. During the six months ended May 31, 2010, the fund did not repurchase any shares. Transactions in fund shares were as follows:

	Six months ended 5/31/10		Year ended 11/30/09
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	35,029	$169,597	26,747	$119,589

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2010, the fund’s commitment fee and interest expense were $1,182 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money
Market Portfolio	1,407,072	22,241,609	(22,327,503)	1,321,178

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money
Market Portfolio	$—	$—	$2,106	$1,321,178

(8)	Auction Preferred Shares

The fund has 1,950 shares of Auction Preferred Shares (APS), series T and 1,950 of APS, series W issued and outstanding. Dividends are cumulative at a rate that is reset every seven days for both series through an auction process. If the APS are unable to be remarketed on a remarketing date as part of the auction process, the fund would be required to pay the maximum applicable rate on APS to holders of such shares for successive dividend periods until such time when the shares are successfully remarketed. The maximum rate on APS is equal to 110% of the higher of (i) the Taxable Equivalent of the Short-Term Municipal Bond Rate or (ii) the “AA” Composite Commercial Paper Rate.

Since February 2008, regularly scheduled auctions for APS issued by closed end funds, including this fund, have consistently failed because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, APS holders cannot sell their shares tendered for sale. While repeated auction failures have affected the liquidity for APS, they do not constitute a default or automatically alter the credit quality of the APS, and APS holders have continued to receive dividends at the previously defined “maximum rate”. During the six months ended May 31, 2010, the APS dividend rates ranged from 0.26% to 0.68% for series T and from 0.24% to 0.68% for series W. For the six months ended May 31, 2010, the average dividend rate was 0.40% for series T and 0.39% for series W. These developments with respect to APS do not affect the management or investment policies of the fund. However, one implication of these auction failures for Common shareholders is that the fund’s cost of leverage will be higher than it otherwise would have been had the auctions continued to be successful. As a result, the fund’s future Common share earnings may be lower than they otherwise would have been. To the extent that investments are purchased with the issuance of

Notes to Financial Statements (unaudited) – continued

preferred shares, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund.

The fund pays an annual service fee to broker-dealers with customers who are beneficial owners of the preferred shares. The service fee is equivalent to 0.25% of the applicable preferred share liquidation value while the preferred share auctions are successful or to 0.15% or less, varying by broker-dealer, while the auctions are failing. The APS are redeemable at the option of the fund in whole or in part at the redemption price equal to $25,000 per share, plus accumulated and unpaid dividends. The APS are also subject to mandatory redemption if certain requirements relating to its asset maintenance coverage are not satisfied. The fund is required to maintain certain asset coverage with respect to the APS as defined in the fund’s By-Laws and the Investment Company Act of 1940 and, as such is not permitted to declare common share dividends unless the fund’s APS have a minimum asset coverage ratio of 200% after declaration of the common share dividends.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS High Income Municipal Trust:

We have reviewed the accompanying statement of assets and liabilities of the MFS High Income Municipal Trust (the Fund), including the portfolio of investments, as of May 31, 2010, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended May 31, 2010. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2009, and its financial highlights for each of the three years in the period then ended, and in our report dated January 15, 2010, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights. The financial highlights for each of the two years in the period ended November 30, 2006 were audited by another independent registered public accounting firm whose report, dated January 25, 2007, expressed an unqualified opinion on those financial highlights.

Boston, Massachusetts

July 19, 2010

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2009 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Transfer Agent, Registrar and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

500 Boylston Street, Boston, MA 02116	New York Stock Exchange Symbol: CXE

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS High Income Municipal Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/09-12/31/09	0	N/A	0	3,126,753
1/01/10-1/31/10	0	N/A	0	3,126,753
2/01/10-2/28/10	0	N/A	0	3,126,753
3/01/10-3/31/10	0	N/A	0	3,130,598
4/01/10-4/30/10	0	N/A	0	3,130,598
5/01/10-5/31/10	0	N/A	0	3,130,598

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2010 plan year is 3,130,598.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 19, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 19, 2010

*	Print name and title of each signing officer under his or her signature.